Other Current Liabilities	12 Months Ended
Mar. 31, 2025
Other Current Liabilities [Abstract]
Other Current Liabilities
29)
OTHER CURRENT LIABILITIES

	As at March 31
Particulars	2024	2025
Statutory liabilities	26,820	23,188
Employee related payables	8,467	8,250
Refund due to customers	45,870	51,011
Deferred income	105	—
Other liabilities (related to business combination) (refer note 7 (c) and 7 (e))	—	4,390
Total	81,262	86,839